Reverse Merger - Fair Value of Neoleukin Net Assets Acquired at closing and Fair Value Allocation (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 18, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Fair value allocated to contingent consideration liability		$ 1,200	$ 1,300
Fair value allocated to bargain purchase gain			16,355	$ 0
Neoleukin
Business Acquisition [Line Items]
Monetary assets acquired	$ 76,906
Liabilities assumed	(21,052)
Fair value of net assets acquired	55,854
Less: total consideration transferred	(38,212)
Total fair value allocated	17,642
Fair value allocated to contingent consideration liability	1,287
Fair value allocated to bargain purchase gain	$ 16,355		$ 16,400